ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Payables and Accruals

Other payables and accruals are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	15,705,966	12,841,440	1,849,552
Professional services	12,070,384	10,443,985	1,504,247
Product development services	1,648,410	901,810	129,888
Marketing and promotion	3,988	598	86
Fund raised for Cross Fire New Mobile Game (see below)	—	57,499,910	8,281,710
Others	6,435,676	10,615,155	1,528,900

	35,864,424	92,302,898	13,294,383